Selected Quarterly Financial Data (Unaudited) (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 29, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Selected Quarterly Financial Information [Abstract]
Integration costs after tax	$ 237,000,000	$ 130,000,000	$ 104,000,000	$ 84,000,000	$ 110,000,000	$ 103,000,000	$ 87,000,000	$ 183,000,000
Selected Quarterly Financial Data Unaudited (Textual) [Abstract]
Litigation income expense net after-tax	652,000,000	231,000,000	342,000,000		227,000,000	720,000,000	308,000,000	391,000,000
Litigation Settlement, Expense	692,000,000	285,000,000	276,000,000		506,000,000	872,000,000	375,000,000	529,000,000	1,253,000,000	2,276,000,000	1,218,000,000
Cost associated with the DePuy ASR Hip recall program, after tax		111,000,000			118,000,000
Litigation And Recall Expense		126,000,000			134,000,000
Gain on sale of assets after tax		1,100,000,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges		1,900,000,000							2,383,000,000	113,000,000	908,000,000
Other Tax Benefit				(398,000,000)	(707,000,000)				(400,000,000)
Acquisition integration, transaction costs and currency related	325,000,000	167,000,000	144,000,000	118,000,000	181,000,000	122,000,000	122,000,000	258,000,000
research and development after tax	115,000,000				294,000,000	126,000,000
Other Selling and Marketing Expense		220,000,000
In-process research and development	156,000,000				338,000,000	178,000,000			178,000,000	580,000,000	1,163,000,000
Asset Impairment Charges									$ 410,000,000	$ 739,000,000	$ 2,131,000,000